                         SUPPLEMENT DATED MARCH 7, 1996
                    TO THE PROSPECTUS DATED JANUARY 2, 1996

                           MORGAN STANLEY FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

    The prospectus dated January 2, 1996 (the "Prospectus") of the Morgan Stanley Fund, Inc. (the "Fund") is hereby amended and supplemented, effective March 7, 1996, as follows:

     1. Although the total operating expenses of each class of shares of the investment funds of the Fund have not changed, the following amendments have been made to the "Annual Fund Operating Expenses" table appearing on pages 4 and 5 of the Prospectus under the "FUND EXPENSES" section. Each entry under the "12b-1 Fee" category for the Class B and Class C shares of each investment fund appearing in the table is changed from 0.75% to 1.00% to reflect a shareholder services fee of 0.25% applicable to both such classes. Accordingly, footnote (6) has been added to the "Class B" and "Class C" line under "12b-1 Fees" as follows:

    (6) Of the 12b-1 fees for the Class B shares and the Class C shares, 0.75% represents a distribution fee and 0.25% represents a shareholder services fee.

    In addition, each entry under the "Other Expenses" category for the Class B and Class C shares of each investment fund is decreased by 0.25%.

     2. The following section is added to page 35 of the Prospectus after the section entitled "Investment Objectives and Policies -- Aggressive Equity Fund":

        PERFORMANCE INFORMATION FOR THE AGGRESSIVE EQUITY FUND

        The Aggressive Equity Fund has identical investment objectives and policies and substantially similar investment restrictions as those of the Aggressive Equity Portfolio (the "Portfolio") of Morgan Stanley Institutional Fund, Inc., an investment portfolio currently managed by the Adviser. Set forth below is representative performance data which an investor may find relevant in considering whether to invest in the Aggressive Equity Fund. The performance data is not necessarily indicative of the future performance of the Aggressive Equity Fund. Although the Adviser expects that the Aggressive Equity Fund initially will be somewhat smaller in asset size to the Portfolio, it anticipates that the Aggressive Equity Fund will be comparable in asset size to the Portfolio before the end of the Aggressive Equity Fund's first full year of operation and will continue to grow in size thereafter. (Investment in the Portfolio is subject to considerably larger minimum investments and account sizes, with certain exceptions.)

        The Portfolio incurred expenses during the periods shown that are different from the estimated advisory, administrative and other fees to which the Aggressive Equity Fund will be subject. Accordingly, the following performance information has been adjusted by applying the anticipated total expense ratios for the Aggressive Equity Fund rather than the total expense ratios experienced by the Portfolio. The data set forth below under the heading "Return With Sales Charge" is adjusted, (i) with respect to the Class A shares, to take into account a 4.75% sales charge applicable to purchases of Class A shares of the Aggressive Equity Fund, (ii) with respect to Class B shares, to take into account a 5.00% contingent deferred sales charge that is imposed if Class B shares are redeemed within one year of their purchase and (iii) with respect to the Class C shares, to take into account a 1.00% contingent deferred sales charge that is imposed if Class C shares are redeemed within one year of their
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    purchase. The data set forth below  under the heading "Return Without  Sales
    Charge"  is  not  adjusted to  take  into  account such  sales  charges. See
    "Performance  Information"  below  and   in  the  Statement  of   Additional
    Information.

                TOTAL RETURN FOR THE AGGRESSIVE EQUITY PORTFOLIO
                   FROM INCEPTION ON 3/18/95 THROUGH 12/31/95
        (ADJUSTED TO REFLECT ESTIMATED AGGRESSIVE EQUITY FUND EXPENSES)

RETURN WITH                                                     SINCE
SALES CHARGE                                                  INCEPTION
-----------------------------------------------------------  -----------
Class A (of 4.75%).........................................       36.00%
Class B (of 5.00%).........................................       35.75%
Class C (of 1.00%).........................................       39.75%


RETURN WITHOUT
SALES CHARGE
-----------------------------------------------------------
Class A....................................................       40.75%
Class B....................................................       40.00%
Class C....................................................       40.00%

    The past performance of the Portfolio is no guarantee of the future performance of the Investment Fund.

     3. The following sections are added to the Prospectus in light of investment in Russian equity securities by the Emerging Markets Fund. The following paragraph is added to the cover page of the Prospectus after the first bold-face paragraph:

        THE MORGAN STANLEY EMERGING MARKETS FUND MAY INVEST IN EQUITY SECURITIES OF RUSSIAN COMPANIES. RUSSIA'S SYSTEM OF SHARE REGISTRATION AND CUSTODY INVOLVES CERTAIN RISKS OF LOSS THAT ARE NOT NORMALLY ASSOCIATED WITH INVESTMENTS IN OTHER SECURITIES MARKETS. SEE "ADDITIONAL INVESTMENT INFORMATION -- RUSSIAN SECURITIES TRANSACTIONS."

    The following is added to page 19 of the Prospectus at the end of the section entitled "Prospectus Summary -- Risk Factors":

    The Emerging Markets Fund may invest in equity securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. See "Additional Investment Information -- Russian Securities Transactions."

    The following section is added to page 53 of the Prospectus after the section entitled "Additional Investment Information -- Reverse Repurchase Agreements":

        RUSSIAN SECURITIES TRANSACTIONS. The Emerging Markets Fund may invest in equity securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Investment Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Investment Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Investment Fund from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian securities by the Investment Fund if the company deems a purchaser unsuitable, which may expose the Investment Fund to potential loss on its investment.

        In light of the risks described above, the Board of Directors of the Investment Fund has approved certain procedures concerning the Investment Fund's investments in Russian securities. Among these procedures is a requirement that the Investment Fund will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Investment Fund's sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Investment Fund. This requirement will likely have the effect of precluding investments in certain Russian companies that the Investment Fund would otherwise make.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE